Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash	$ 12,758	$ 38,435
Short-term investments (note 6)	2,282	775
Accounts receivable (note 6)
Trade	47,273	41,130
Other	4,137	3,907
Income taxes and tax credits recoverable (note 20)	4,790	4,955
Inventories (note 7)	38,589	33,832
Prepaid expenses	5,291	4,202
Other assets	2,279	0
Total current assets	117,399	127,236
Tax credits recoverable (note 20)	47,677	38,111
Property, plant and equipment (notes 8 and 22)	44,310	40,132
Intangible assets (notes 9 and 22)	29,866	11,183
Goodwill (notes 9 and 22)	39,892	35,077
Deferred income tax assets (note 20)	4,714	6,555
Other assets	686	947
Total assets	284,544	259,241
Current liabilities
Bank loan (note 10)	10,692	0
Accounts payable and accrued liabilities (note 11)	47,898	36,776
Provisions (note 11)	2,954	3,889
Income taxes payable	873	663
Deferred revenue	16,556	11,554
Other liabilities	3,197	0
Current portion of long-term debt (note 12)	2,921	0
Total current liabilities	85,091	52,882
Provisions (note 11)	2,347	0
Deferred revenue	6,947	6,257
Long-term debt (note 12)	5,907	0
Deferred income tax liabilities (note 20)	5,910	3,116
Other liabilities	421	196
Total liabilities	106,623	62,451
Commitments (note 13)
Shareholders' equity
Share capital (note 14)	91,937	90,411
Contributed surplus	18,428	18,184
Retained earnings	114,906	127,160
Accumulated other comprehensive loss (note 15)	(47,350)	(38,965)
Total shareholder' equity	177,921	196,790
Total liabilities and stockholders' equity	$ 284,544	$ 259,241